Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 11.2%
$ 2,030,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-3A, Class A, 2.360%,
3/20/26(a) .....................
$ 1,916,526
2,500,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2020-2A, Class A, 2.020%,
2/20/27(a) .....................
2,263,991
6,250,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2021-1A, Class A, 1.380%,
8/20/27(a) .....................
5,488,170
8,720,000
Carvana Auto Receivables Trust, Series
2021-P2, Class B, 1.270%, 3/10/27 ....
7,674,191
4,791,000
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.150%, 6/15/39 ..
5,249,937
1,551
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.672%,
6/25/37 .......................
1,533
7,000,000
Enterprise Fleet Financing, LLC, Series
2022-1, Class A3, 3.270%, 1/20/28(a) ..
6,612,242
7,101,000
Enterprise Fleet Financing, LLC, Series
2023-1, Class A3, 5.420%, 10/22/29(a) .
7,062,508
6,943,000
Enterprise Fleet Funding, LLC, Series
2021-1, Class A3, 0.700%, 12/21/26(a) .
6,539,802
10,559,000
Ford Credit Auto Owner Trust 2021-
REV2, Series 2021-2, Class A, 1.530%,
5/15/34(a) .....................
9,295,620
6,000,000
GM Financial Revolving Receivables
Trust, Series 2021-1, Class A, 1.170%,
6/12/34(a) .....................
5,240,284
15,735,000
Hertz Vehicle Financing III L.P., Series
2021-2A, Class A, 1.680%, 12/27/27(a)
13,705,902
7,000,000
Hertz Vehicle Financing, LLC, Series
2022-2A, Class A, 2.330%, 6/26/28(a) .
6,146,598
393,340
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 6.275%,
(LIBOR USD 1-Month plus 1.13%),
10/25/33(b)(c) ..................
384,302
12,950,000
OneMain Direct Auto Receivables Trust
2023-1, Series 2023-1A, Class A,
5.410%, 11/14/29(a) ..............
12,719,387
3,950,000
OneMain Financial Issuance Trust, Series
2022-S1, Class A, 4.130%, 5/14/35(a) ..
3,772,806
20,805,000
OneMain Financial Issuance Trust 2021-1,
Series 2021-1A, Class A1, 1.550%,
6/16/36(a) .....................
17,998,216
5,438,278
Santander Drive Auto Receivables Trust,
Series 2021-4, Class B, 0.880%, 6/15/26
5,382,682
1,963,085
Saxon Asset Securities Trust, Series 2004-
3, Class M1, 6.050%, (LIBOR USD
1-Month plus 0.90%), 12/26/34(b) ....
1,828,529
Total Asset Backed Securities
(Cost $130,725,169) .............. 119,283,226
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
$ 16,915
Adjustable Rate Mortgage Trust, Series
2004-5, Class 4A1, 3.973%, 4/25/35(d) .
$ 16,812
209,730
Banc of America Funding Trust, Series
2006-2, Class 3A1, 6.000%, 3/25/36 ...
185,945
9,193
Citigroup Mortgage Loan Trust, Inc., Series
2004-NCM2, Class 3CB2, 6.500%,
8/25/19(c) .....................
9,001
46,671
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2004-3, Class A4,
5.750%, 4/25/34 .................
44,272
125,302
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates, Series
2004-1, Class 2A1, 6.500%, 2/25/34 ...
122,719
692,485
Fannie Mae, Series 2011-38, Class D,
4.500%, 5/25/41(c) ...............
667,491
1,715,617
Fannie Mae, Series 2013-16, Class A,
1.750%, 1/25/40 .................
1,639,933
891,000
Fannie Mae, Series 2013-70, Class CY,
3.500%, 7/25/43 .................
753,020
827,729
Fannie Mae, Series 2014-39, Class VP,
3.000%, 8/25/27 .................
804,375
139,356
Fannie Mae, Series 2017-64, Class PD,
2.500%, 7/25/47 .................
121,194
278,255
Freddie Mac, Series 3632, Class PK,
5.000%, 2/15/40 .................
272,627
730,000
Freddie Mac, Series 3762, Class LN,
4.000%, 11/15/40 ................
691,525
385,948
Freddie Mac, Series 4077, Class PJ,
3.500%, 11/15/40 ................
373,630
1,172,513
Freddie Mac, Series 4100, Class PA,
3.000%, 1/15/42 .................
1,084,167
507,000
Freddie Mac, Series 4120, Class YK,
2.000%, 10/15/32 ................
412,417
425,876
Freddie Mac, Series 4136, Class HZ,
3.500%, 11/15/27 ................
395,658
324,000
Freddie Mac, Series 4160, Class HH,
2.500%, 12/15/32 ................
286,494
325,634
Freddie Mac, Series 4287, Class V, 4.500%,
10/15/26 .......................
324,140
360,920
Freddie Mac, Series 4328, Class KD,
3.000%, 8/15/43 .................
335,449
1,528,055
Freddie Mac, Series 4427, Class KA,
2.250%, 7/15/44 .................
1,377,656
1,119,140
Freddie Mac, Series 4654, Class KA,
3.000%, 6/15/45 .................
1,036,737
484,405
Freddie Mac, Series 4655, Class GV,
3.500%, 12/15/36 ................
482,201
254,203
Freddie Mac, Series 4710, Class GA,
3.000%, 3/15/44 .................
246,266
142,771
Ginnie Mae, Series 2008-51, Class PG,
5.000%, 6/20/38 .................
139,579
2,939,730
Ginnie Mae, Series 2014-2, Class AG,
2.276%, 3/20/40(d) ...............
2,575,477
350,511
MASTR Alternative Loan Trust, Series
2003-5, Class 8A1, 5.500%, 6/25/33 ...
320,418

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 203,478
MASTR Alternative Loan Trust, Series
2004-13, Class 3A1, 6.500%, 1/25/35 ..
$ 139,661
2
RAAC Trust, Series 2004-SP3, Class AI5,
4.890%, 12/25/32(d) ..............

48,885
RAAC Trust, STEP, Series 2004-SP1, Class
AI3, 6.118%, 3/25/34 .............
47,232
Total Collateralized Mortgage Obligations
(Cost $16,429,656) ............... 14,906,098
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 11.9%
2,463,008
BX Commercial Mortgage Trust, Series
2021-21M, Class C, 6.370%, (LIBOR
USD 1-Month plus 1.18%), 10/15/36(a)
(b) ...........................
2,346,363
3,417,000
BX Commercial Mortgage Trust, Series
2021-ACNT, Class C, 6.694%, (LIBOR
USD 1-Month plus 1.50%), 11/15/38(a)
(b) ...........................
3,309,840
2,972,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class B, 6.464%, (LIBOR
USD 1-Month plus 1.27%), 12/15/38(a)
(b) ...........................
2,886,259
2,623,530
BX Commercial Mortgage Trust, Series
2021-XL2, Class C, 6.390%, (LIBOR
USD 1-Month plus 1.20%), 10/15/38(a)
(b) ...........................
2,526,434
4,208,392
BX Commercial Mortgage Trust, Series
2022-LP2, Class B, 6.459%, (TSFR1M
plus 1.31%), 2/15/39(a)(b) ..........
4,035,350
3,388,000
BX Trust, Series 2021-RISE, Class C,
6.643%, (LIBOR USD 1-Month plus
1.45%), 11/15/36(a)(b) ............
3,279,624
4,314,000
CD Mortgage Trust, Series 2016-CD2,
Class A4, 3.526%, 11/10/49(d) .......
3,958,702
530,000
CD Mortgage Trust, Series 2017-CD3,
Class A4, 3.631%, 2/10/50 ..........
482,052
3,447,000
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3, 3.839%,
12/10/54 .......................
3,239,921
1,337,000
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class A4, 3.712%,
4/14/50 .......................
1,228,789
2,841,350
COMM 2013-CCRE12 Mortgage Trust,
Series 2013-CR12, Class A4, 4.046%,
10/10/46 .......................
2,827,255
795,000
COMM Mortgage Trust, Series 2014-
CR16, Class A4, 4.051%, 4/10/47 .....
779,107
1,643,000
COMM Mortgage Trust, Series 2014-
CR20, Class A4, 3.590%, 11/10/47 ....
1,579,494
1,070,000
COMM Mortgage Trust, Series 2014-
UBS4, Class A5, 3.694%, 8/10/47 ....
1,035,446
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 7,155,000
COMM Mortgage Trust, Series 2017-
COR2, Class A3, 3.510%, 9/10/50 ....
$ 6,504,663
1,337,000
CSAIL Commercial Mortgage Trust, Series
2015-C4, Class A4, 3.808%, 11/15/48 ..
1,263,669
3,084,000
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 6.514%, (LIBOR
USD 1-Month plus 1.32%), 11/15/38(a)
(b) ...........................
2,979,546
3,137,722
Fannie Mae-Aces, Series 2017-M8, Class
A2, 3.061%, 5/25/27(d) ............
2,946,968
1,901,504
Fannie Mae-Aces, Series 2019-M9, Class
A2, 2.937%, 6/25/29 ..............
1,738,377
3,386,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K153, Class
A3, 3.117%, 10/25/31(d) ...........
3,015,018
8,536,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K155, Class
A3, 3.750%, 4/25/33 ..............
7,916,362
5,155,795
FRESB Mortgage Trust, Series 2018-SB52,
Class A10F, 3.480%, 6/25/28(d) ......
4,857,984
306,481
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(a) ......
305,470
2,249,000
GS Mortgage Securities Trust, Series 2014-
GC24, Class A5, 3.931%, 9/10/47 ....
2,169,957
2,209,000
GS Mortgage Securities Trust, Series 2016-
GS4, Class A4, 3.442%, 11/10/49(d) ...
2,037,745
2,183,862
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class
B, 5.013%, 2/15/46(a)(d) ...........
2,114,127
1,517,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class
A4, 3.648%, 12/15/49(d) ...........
1,405,937
3,742,000
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class A5,
3.723%, 3/15/50 .................
3,434,705
3,343,454
Med Trust, Series 2021-MDLN, Class C,
6.994%, (LIBOR USD 1-Month plus
1.80%), 11/15/38(a)(b) ............
3,221,827
589,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
568,139
5,198,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2016-C32, Class A4,
3.720%, 12/15/49 ................
4,854,599
2,562,000
Morgan Stanley Capital I Trust, Series
2016-BNK2, Class A4, 3.049%,
11/15/49 .......................
2,329,771
9,850,000
Morgan Stanley Capital I Trust, Series
2018-H3, Class A5, 4.177%, 7/15/51 ..
9,135,756
8,910,000
Morgan Stanley Capital I, Inc., Series
2017-HR2, Class A4, 3.587%, 12/15/50
8,130,137
4,947,877
OPG Trust, Series 2021-PORT, Class C,
6.025%, (LIBOR USD 1-Month plus
0.83%), 10/15/36(a)(b) ............
4,699,582

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 4,842,723
SMR Mortgage Trust, Series 2022-IND,
Class A, 6.797%, (TSFR1M plus 1.65%),
2/15/39(a)(b) ...................
$ 4,562,299
2,812,000
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A4, 3.809%,
12/15/48 .......................
2,657,447
723,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A5, 3.794%,
12/15/49 .......................
676,033
8,591,000
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A4, 3.581%,
10/15/50 .......................
7,871,146
899,000
WFRBS Commercial Mortgage Trust,
Series 2014-C23, Class A5, 3.917%,
10/15/57 .......................
865,186
Total Commercial Mortgage-Backed
Securities
(Cost $136,744,477) .............. 125,777,086
CORPORATE BONDS — 25.9%
Aerospace & Defense — 0.7%
4,410,000
Boeing Co. (The), 5.705%, 5/1/40 ...... 4,392,931
1,593,000
Lockheed Martin Corp., 4.450%, 5/15/28 . 1,569,690
1,670,000
Raytheon Technologies Corp., 4.500%,
6/1/42 ........................ 1,534,292
7,496,913
Automobiles — 0.5%
2,945,000
Daimler Truck Finance North America,
LLC, 2.000%, 12/14/26(a) .......... 2,627,827
2,224,000
General Motors Financial Co., Inc.,
5.850%, 4/6/30 .................. 2,203,548
4,831,375
Banks — 5.0%
3,101,000
Bank of America Corp., 3.419%, (TSFR3M
plus 1.30%), 12/20/28(e) ........... 2,842,979
1,853,000
Bank of America Corp., 5.288%, (SOFR
plus 1.91%), 4/25/34(e) ............ 1,834,772
2,441,000
BPCE SA, 2.375%, 1/14/25(a) ........ 2,288,174
2,154,000
Fifth Third Bancorp, 4.055%, (SOFR plus
1.36%), 4/25/28(e) ............... 1,982,095
910,000
Fifth Third Bancorp, 4.337%, (SOFR plus
1.66%), 4/25/33(e) ............... 801,348
3,216,000
First Citizens BancShares, Inc., 3.375%,
(TSFR3M plus 2.47%), 3/15/30(e) .... 2,939,817
4,025,000
JPMorgan Chase & Co., 2.083%, (SOFR
plus 1.85%), 4/22/26(e) ............ 3,768,879
3,537,000
JPMorgan Chase & Co., 5.934%, (SOFR
plus 0.89%), 4/22/27(b) ............ 3,537,910
3,659,000
KeyCorp, MTN, 2.550%, 10/1/29 ...... 2,759,433
2,810,000
Lloyds Banking Group PLC, 4.582%,
12/10/25 ....................... 2,690,537
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 1,948,000
Macquarie Group, Ltd., 1.340%, (SOFR
plus 1.07%), 1/12/27(a)(e) .......... $ 1,733,460
2,012,000
Morgan Stanley, 5.250%, (SOFR plus
1.87%), 4/21/34(e) ............... 1,986,118
2,569,000
PNC Financial Services Group, Inc. (The),
5.068%, (SOFR plus 1.93%), 1/24/34(e) 2,465,354
2,748,000
PNC Financial Services Group, Inc.
(The), Series O, 8.977%, (LIBOR USD
3-Month plus 3.68%)(d)(f) .......... 2,745,246
3,152,000
Sumitomo Mitsui Financial Group, Inc.,
2.130%, 7/8/30 .................. 2,564,062
3,054,000
Toronto-Dominion Bank (The), 3.625%, (5
yr. Swap Semi 30/360 USD plus 2.21%),
9/15/31(d) ..................... 2,818,255
2,787,000
Toronto-Dominion Bank (The), 5.103%,
1/9/26 ........................ 2,775,199
1,765,000
U.S. Bancorp, 5.850%, (SOFR plus
2.09%), 10/21/33(e) .............. 1,766,047
1,904,000
Visa, Inc., 2.700%, 4/15/40 ........... 1,460,163
3,524,000
Wells Fargo & Co., 3.068%, (SOFR plus
2.53%), 4/30/41(e) ............... 2,587,858
1,890,000
Wells Fargo & Co., 5.389%, (SOFR plus
2.02%), 4/24/34(e) ............... 1,877,133
1,378,000
Wells Fargo & Co., MTN, 4.808%, (SOFR
plus 1.98%), 7/25/28(e) ............ 1,346,516
1,922,000
Westpac Banking Corp., GMTN, 4.322%,
(USISOA05 plus 2.24%), 11/23/31(d) .. 1,779,159
53,350,514
Beverages — 0.4%
1,419,000
Anheuser-Busch InBev Worldwide, Inc.,
5.800%, 1/23/59 ................. 1,543,091
2,224,000
Bacardi, Ltd./Bacardi-Martini BV, 5.400%,
6/15/33(a) ..................... 2,203,352
3,746,443
Broadline Retail — 0.2%
2,301,000
Dollar General Corp., 5.450%, 7/5/33 ... 2,280,390
Capital Markets — 0.3%
2,958,000
Morgan Stanley, 2.188%, (SOFR plus
1.99%), 4/28/26(e) ............... 2,776,237
Chemicals — 0.4%
2,856,000
Albemarle Corp., 5.450%, 12/1/44(c) .... 2,680,930
1,267,000
FMC Corp., 3.450%, 10/1/29 ......... 1,107,887
3,788,817
Commercial Services & Supplies — 0.2%
3,802,000
Waste Connections, Inc., 2.950%, 1/15/52 2,599,201
Construction Materials — 0.1%
1,741,000
Vulcan Materials Co., 4.500%, 6/15/47 .. 1,510,117
Consumer Discretionary Distribution & Retail
— 0.4%
3,517,000
Amazon.com, Inc., 2.700%, 6/3/60(c) ... 2,255,414

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Consumer Discretionary Distribution & Retail
— (continued)
$ 2,436,000
Meta Platforms, Inc., 4.600%, 5/15/28 ... $ 2,408,369
4,663,783
Consumer Staples Distribution & Retail — 0.6%
3,008,000
AbbVie, Inc., 4.875%, 11/14/48 ........ 2,839,026
1,596,000
Cargill, Inc., 4.750%, 4/24/33(a) ....... 1,572,539
2,097,000
General Mills, Inc., 4.950%, 3/29/33 .... 2,076,266
6,487,831
Diversified REITs — 0.9%
3,279,000
American Tower Trust, 3.652%, 3/23/28(a)
(c) ........................... 3,044,259
2,074,000
LXP Industrial Trust, 2.700%, 9/15/30 ... 1,655,649
5,037,000
SBA Tower Trust, Series 2014-2A, Class C,
3.869%, 10/15/49(a) .............. 4,882,061
9,581,969
Diversified Telecommunication Services — 0.7%
67,813
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(a) ........... 66,944
2,550,000
Sprint, LLC, 7.625%, 3/1/26 .......... 2,648,904
2,671,000
Verizon Communications, Inc., 1.450%,
3/20/26 ....................... 2,421,230
1,933,000
Warnermedia Holdings, Inc., 4.054%,
3/15/29 ....................... 1,766,616
6,903,694
Electric Utilities — 1.8%
1,537,000
American Electric Power Co., Inc., 5.750%,
11/1/27 ....................... 1,569,813
2,819,000
CenterPoint Energy, Inc., 2.950%, 3/1/30 . 2,452,720
2,023,000
DTE Electric Co., 5.200%, 4/1/33 ...... 2,054,638
3,707,000
Duke Energy Progress, LLC, 3.600%,
9/15/47 ....................... 2,834,778
2,028,000
Georgia Power Co., 4.950%, 5/17/33 .... 2,000,264
3,256,000
Indiana Michigan Power Co., Series K,
4.550%, 3/15/46 ................. 2,859,167
1,000,000
Korea East-West Power Co., Ltd., 1.750%,
5/6/25(a) ...................... 931,677
2,641,000
NextEra Energy Capital Holdings, Inc.,
2.440%, 1/15/32 ................. 2,140,410
1,986,000
Southern California Edison Co., 5.950%,
11/1/32 ....................... 2,077,699
18,921,166
Energy Equipment & Services — 1.0%
2,678,000
Aker BP ASA, 3.750%, 1/15/30(a) ...... 2,378,069
1,398,000
Cheniere Corpus Christi Holdings, LLC,
3.700%, 11/15/29 ................ 1,264,777
2,590,000
Cheniere Energy, Inc., 4.625%, 10/15/28 . 2,418,573
1,849,000
Enterprise Products Operating, LLC,
5.950%, 2/1/41 .................. 1,923,186
1,537,000
Hess Corp., 7.875%, 10/1/29(c) ........ 1,692,807
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Energy Equipment & Services — (continued)
$ 1,796,000
Sempra Global, 3.250%, 1/15/32(a) ..... $ 1,441,693
11,119,105
Financial Services — 2.4%
3,315,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 4.450%,
10/1/25(c) ..................... 3,188,324
2,843,000
Avolon Holdings Funding, Ltd., 2.875%,
2/15/25(a) ..................... 2,643,499
2,878,000
Barings BDC, Inc., 3.300%, 11/23/26 ... 2,506,247
3,509,000
BlackRock, Inc., 1.900%, 1/28/31(c) .... 2,874,307
2,920,000
Blue Owl Finance, LLC, 4.125%,
10/7/51(a) ..................... 1,818,316
2,427,000
Charles Schwab Corp. (The), 5.643%,
(SOFR plus 2.21%), 5/19/29(e) ...... 2,423,132
1,284,000
Citigroup, Inc., 6.174%, (SOFR plus
2.66%), 5/25/34(e) ............... 1,293,388
2,272,000
Citigroup, Inc., 6.270%, (SOFR plus
2.34%), 11/17/33(e) .............. 2,409,964
1,723,000
Goldman Sachs Group, Inc. (The), Series
VAR, 1.093%, (SOFR plus 0.79%),
12/9/26(e) ..................... 1,535,278
2,008,000
Jefferies Financial Group, Inc., 4.150%,
1/23/30 ....................... 1,804,440
1,373,000
Mitsubishi UFJ Financial Group, Inc.,
5.422%, (1-Year Treasury Constant
Maturity plus 1.38%), 2/22/29(d) ..... 1,362,972
2,126,000
Owl Rock Capital Corp., 3.400%, 7/15/26 1,882,280
25,742,147
Gas Utilities — 0.7%
2,231,000
Entergy Louisiana, LLC, 2.350%, 6/15/32 1,787,652
2,078,000
National Grid PLC, 5.809%, 6/12/33 .... 2,113,661
4,380,000
Sempra Energy, 3.800%, 2/1/38 ........ 3,618,501
7,519,814
Ground Transportation — 0.5%
2,484,000
Burlington Northern Santa Fe, LLC,
4.950%, 9/15/41 ................. 2,418,589
3,434,000
Canadian Pacific Railway Co., 4.200%,
11/15/69 ....................... 2,684,425
5,103,014
Health Care Equipment & Services — 0.3%
1,711,000
GE HealthCare Technologies, Inc., 5.857%,
3/15/30 ....................... 1,755,604
974,000
HCA, Inc., 3.125%, 3/15/27(a) ........ 894,440
2,650,044
Health Care Providers & Services — 1.2%
2,169,000
Amgen, Inc., 5.250%, 3/2/30 .......... 2,172,397
3,750,000
Bristol-Myers Squibb Co., 2.550%,
11/13/50 ....................... 2,435,016
2,101,000
CSL Finance PLC, 4.250%, 4/27/32(a) ... 1,988,362
2,984,000
CVS Health Corp., 2.700%, 8/21/40 .... 2,080,109
2,031,000
Elevance Health, Inc., 3.600%, 3/15/51(c) 1,549,757

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Health Care Providers & Services — (continued)
$ 2,211,000
Pfizer Investment Enterprises Pte, Ltd.,
4.750%, 5/19/33 ................. $ 2,201,654
12,427,295
Household Products — 0.3%
2,695,000
Kenvue, Inc., 5.000%, 3/22/30(a) ....... 2,719,891
Insurance — 2.1%
2,769,000
Athene Global Funding, 2.500%,
1/14/25(a) ..................... 2,586,209
1,664,000
AXIS Specialty Finance, LLC, 3.900%,
7/15/29 ....................... 1,510,014
2,443,000
Corebridge Financial, Inc., 3.900%, 4/5/32 2,121,912
2,002,000
Enstar Group, Ltd., 3.100%, 9/1/31 ..... 1,570,327
2,298,000
KKR Group Finance Co. III, LLC, 5.125%,
6/1/44(a) ...................... 1,986,479
3,064,000
Meiji Yasuda Life Insurance Co., 5.200%,
(5 yr. Swap Semi 30/360 USD plus
4.23%), 10/20/45(a)(d) ............ 2,961,634
2,729,000
Nationwide Mutual Insurance Co., 4.350%,
4/30/50(a) ..................... 2,067,797
2,611,000
Prudential Financial, Inc., 3.935%, 12/7/49 2,074,534
609,000
Reinsurance Group of America, Inc.,
3.150%, 6/15/30 ................. 521,766
1,965,000
Sammons Financial Group, Inc., 3.350%,
4/16/31(a) ..................... 1,525,943
1,891,000
SBL Holdings, Inc., 5.000%, 2/18/31(a) .. 1,465,750
1,870,000
Transatlantic Holdings, Inc., 8.000%,
11/30/39 ....................... 2,312,919
22,705,284
Machinery — 0.4%
2,801,000
Deere & Co., 3.750%, 4/15/50 ......... 2,475,515
1,811,000
John Deere Capital Corp., MTN, 4.800%,
1/9/26 ........................ 1,803,827
4,279,342
Media — 0.7%
2,266,000
Discovery Communications, LLC, 5.200%,
9/20/47 ....................... 1,852,419
1,303,000
FactSet Research Systems, Inc., 2.900%,
3/1/27 ........................ 1,194,726
1,831,000
FactSet Research Systems, Inc., 3.450%,
3/1/32 ........................ 1,556,943
2,437,000
Time Warner Cable, LLC, 6.550%, 5/1/37 2,335,072
6,939,160
Multi-Utilities — 0.6%
2,310,000
CMS Energy Corp., 4.700%, 3/31/43 .... 2,006,263
2,933,000
Newmont Corp., 2.250%, 10/1/30 ...... 2,402,922
2,946,000
Puget Sound Energy, Inc., 4.223%, 6/15/48 2,485,745
6,894,930
Oil, Gas & Consumable Fuels — 0.8%
2,296,000
EQT Corp., 7.000%, 2/1/30 ........... 2,403,981
2,105,000
Halliburton Co., 7.450%, 9/15/39 ...... 2,437,162
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Oil, Gas & Consumable Fuels — (continued)
$ 1,829,000
HF Sinclair Corp., 5.875%, 4/1/26 ...... $ 1,834,175
2,087,000
Schlumberger Investment SA, 2.650%,
6/26/30 ....................... 1,823,032
8,498,350
Pharmaceuticals — 0.2%
2,559,000
SC Johnson & Son, Inc., 4.750%,
10/15/46(a) ..................... 2,312,283
Residential REITs — 0.3%
1,400,000
Invitation Homes Operating Partnership
L.P., 4.150%, 4/15/32 ............. 1,253,174
2,678,000
Tanger Properties L.P., 2.750%, 9/1/31 ... 1,942,598
3,195,772
Semiconductors & Semiconductor Equipment
— 0.9%
2,323,000
Broadcom, Inc., 4.926%, 5/15/37(a) ..... 2,101,835
2,280,000
Lam Research Corp., 2.875%, 6/15/50 ... 1,590,368
2,240,000
Marvell Technology, Inc., 2.950%, 4/15/31 1,876,259
2,363,000
NVIDIA Corp., 2.850%, 4/1/30 ........ 2,142,161
2,251,000
NXP BV / NXP Funding, LLC/NXP USA,
Inc., 5.000%, 1/15/33 ............. 2,160,280
9,870,903
Software — 0.6%
3,958,000
Oracle Corp., 4.900%, 2/6/33 ......... 3,840,457
2,653,000
Take-Two Interactive Software, Inc.,
5.000%, 3/28/26 ................. 2,626,097
6,466,554
Specialty Retail — 0.3%
1,843,000
ERAC USA Finance, LLC, 4.200%,
11/1/46(a) ..................... 1,542,026
1,775,000
Lowe's Cos., Inc., 5.150%, 7/1/33 ...... 1,773,766
3,315,792
Telecommunication Services — 0.4%
3,783,000
AT&T, Inc., 3.550%, 9/15/55(c) ........ 2,644,724
2,900,000
AT&T, Inc., 3.850%, 6/1/60(c) ........ 2,094,873
4,739,597
Total Corporate Bonds
(Cost $305,889,589) .............. 275,437,727
MORTGAGE-BACKED SECURITIES — 27.4%
Fannie Mae
—
15.6%
8,352
5.000%, 9/1/25, Pool #255892 ......... 8,233
1,007,478
4.000%, 12/1/33, Pool #MA1689 ....... 983,312
600,200
4.000%, 6/1/34, Pool #MA1922 ........ 585,240
566,904
4.000%, 3/1/35, Pool #MA2211 ........ 547,647
244,064
5.500%, 8/1/37, Pool #995082 ......... 249,994
2,575,424
3.500%, 8/1/38, Pool #FM2472 ........ 2,437,501
94,924
4.500%, 10/1/39, Pool #AC2645 ....... 93,279
99,241
5.000%, 6/1/40, Pool #AD4927 ........ 99,996
91,733
5.000%, 6/1/40, Pool #AD8718 ........ 92,433

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae
— (continued)
$ 6,279,890
4.000%, 8/1/40, Pool #FM4673 ........ $ 6,084,685
12,227,860
1.500%, 12/1/40, Pool #MA4202 ....... 9,965,193
199,979
4.500%, 12/1/40, Pool #AH1100 ....... 197,553
129,264
4.500%, 3/1/41, Pool #AB2467 ........ 127,695
191,171
4.500%, 5/1/41, Pool #AI1023 ......... 186,666
147,529
4.500%, 11/1/41, Pool #AJ4994 ........ 145,738
172,435
4.500%, 12/1/41, Pool #AJ7696 ........ 169,895
437,241
3.500%, 6/1/42, Pool #AB5373 ........ 409,454
779,872
3.500%, 5/1/43, Pool #AL3605 ........ 722,127
401,749
3.500%, 5/1/43, Pool #AB9368 ........ 375,182
9,372,163
3.000%, 8/1/43, Pool #AL9500 ........ 8,463,083
1,059,523
3.500%, 8/1/43, Pool #AU0613 ........ 987,579
242,290
4.500%, 11/1/44, Pool #MA2100 ....... 237,847
607,359
4.500%, 1/1/45, Pool #MA2158 ........ 596,236
741,781
4.000%, 3/1/45, Pool #MA2217(c) ...... 709,458
661,030
4.000%, 6/1/46, Pool #MA2653 ........ 630,869
604,916
4.500%, 7/1/46, Pool #AS7568 ........ 593,836
811,607
4.000%, 11/1/46, Pool #MA2808 ....... 774,243
1,156,217
4.000%, 5/1/47, Pool #BE9598 ........ 1,102,270
1,245,943
4.000%, 8/1/47, Pool #BH5117 ........ 1,187,811
3,219,445
4.000%, 4/1/48, Pool #BM3900 ........ 3,064,769
1,292,501
5.000%, 8/1/48, Pool #CA2219 ........ 1,289,379
3,148,477
3.000%, 11/1/48, Pool #BM5822 ....... 2,818,498
4,089,911
3.500%, 10/1/49, Pool #CA4431 ....... 3,770,044
11,060,329
3.000%, 3/1/50, Pool #FM2870 ........ 9,820,275
6,365,924
3.000%, 3/1/50, Pool #FM2714 ........ 5,662,332
2,952,695
2.500%, 5/1/50, Pool #FM3287 ........ 2,520,620
7,184,610
2.000%, 7/1/50, Pool #CA6301 ........ 5,933,716
9,043,150
2.500%, 9/1/50, Pool #BQ0538 ........ 7,714,183
3,578,136
2.500%, 9/1/50, Pool #BQ2883 ........ 3,052,326
3,798,111
3.000%, 10/1/50, Pool #CA7381 ....... 3,363,646
4,693,207
3.000%, 11/1/51, Pool #CB2170 ....... 4,139,392
15,365,013
3.500%, 4/1/52, Pool #FS1475 ........ 14,123,013
12,052,265
3.500%, 4/1/52, Pool #FS1185 ........ 11,006,038
9,553,381
4.500%, 6/1/52, Pool #FS2157 ........ 9,271,948
6,902,787
4.500%, 11/1/52, Pool #FS3809 ........ 6,643,828
6,971,121
5.000%, 11/1/52, Pool #CB5278 ....... 6,841,162
7,737,716
5.500%, 3/1/53, Pool #FS3925 ........ 7,757,098
7,846,144
4.500%, 5/1/53, Pool #CB6304 ........ 7,551,772
9,824,556
5.500%, 5/1/53, Pool #FS4571 ........ 9,800,659
164,909,753
Freddie Mac
—
11.2%
11,257
5.000%, 7/1/25, Pool #ZA1892 ........ 11,098
73,240
2.500%, 1/1/28, Pool #ZK4918 ........ 69,564
234,175
3.500%, 7/1/30, Pool #ZS8575 ........ 224,281
32,226
5.000%, 3/1/36, Pool #ZS4230 ........ 32,470
965,654
4.000%, 4/1/36, Pool #ZA2413 ........ 930,234
1,253,303
3.500%, 6/1/36, Pool #ZA2414(c) ...... 1,186,171
9,385
5.000%, 7/1/36, Pool #ZS1139 ........ 9,456
722,903
3.500%, 8/1/36, Pool #ZA2425 ........ 684,176
95,510
6.500%, 9/1/36, Pool #ZS4257 ........ 99,662
1,920,530
3.500%, 11/1/36, Pool #ZA2439 ....... 1,817,638
37,739
5.000%, 2/1/37, Pool #ZI5759 ......... 38,026
1,431,772
4.000%, 5/1/37, Pool #ZA2461 ........ 1,379,244
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
— (continued)
$ 34,645
4.500%, 10/1/39, Pool #ZI9349 ........ $ 34,045
4,712,488
3.000%, 5/1/40, Pool #RB5049 ........ 4,287,812
103,827
5.000%, 6/1/40, Pool #ZA1049 ........ 104,619
248,354
5.000%, 7/1/40, Pool #ZJ0194 ......... 250,247
29,734
5.000%, 9/1/40, Pool #ZA1066 ........ 29,961
6,239,684
2.000%, 12/1/40, Pool #RB5090 ....... 5,354,038
384,876
4.000%, 12/1/42, Pool #ZS3671 ....... 368,315
295,336
3.500%, 5/1/43, Pool #ZL5915 ........ 275,803
161,037
4.000%, 5/1/44, Pool #ZA4468 ........ 154,169
77,281
4.000%, 7/1/44, Pool #ZS4573 ........ 73,986
137,748
4.000%, 9/1/44, Pool #ZL8439 ........ 131,760
1,762,297
3.500%, 1/1/45, Pool #ZL8964 ........ 1,642,184
1,531,465
3.500%, 5/1/46, Pool #ZS4663 ........ 1,436,698
441,135
4.000%, 8/1/46, Pool #ZS4673 ........ 420,906
1,049,742
3.500%, 9/1/46, Pool #ZS4678 ........ 977,870
2,341,443
3.500%, 9/1/47, Pool #ZM4305 ........ 2,161,325
629,527
3.500%, 1/1/48, Pool #ZM5375 ........ 581,098
584,113
4.000%, 2/1/48, Pool #ZT1639 ........ 556,859
529,838
4.000%, 6/1/48, Pool #ZT0541 ........ 506,365
6,099,342
2.500%, 11/1/49, Pool #QA4396 ....... 5,208,744
2,546,422
3.000%, 11/1/49, Pool #QA4336 ....... 2,274,604
2,427,947
3.500%, 6/1/50, Pool #RA2794 ........ 2,232,240
9,691,775
2.500%, 7/1/50, Pool #RA2970 ........ 8,261,516
238,018
3.000%, 1/1/51, Pool #SD8123 ........ 209,889
1,334,005
3.000%, 12/1/51, Pool #SD8184 ....... 1,179,382
5,307,955
3.500%, 4/1/52, Pool #RA7191 ........ 4,843,111
10,245,404
4.000%, 5/1/52, Pool #RA7306 ........ 9,660,607
10,181,502
4.500%, 8/1/52, Pool #SD1515 ........ 9,799,674
10,477,138
5.000%, 9/1/52, Pool #RA7936 ........ 10,273,718
8,841,602
5.000%, 10/1/52, Pool #SD1710 ....... 8,668,568
9,694,286
5.500%, 2/1/53, Pool #QF8052 ........ 9,669,209
12,385,422
4.000%, 3/1/53, Pool #SD3107 ........ 11,674,193
3,233,195
5.000%, 3/1/53, Pool #SD2390(g) ...... 3,169,340
5,991,310
6.000%, 5/1/53, Pool #SD3072(g) ...... 6,047,112
119,001,987
Ginnie Mae
—
0.6%
49,688
5.000%, 2/15/40, Pool #737037 ........ 49,823
6,785,814
4.000%, 7/20/52, Pool #786280 ........ 6,436,949
6,486,772
Total Mortgage-Backed Securities
(Cost $315,362,562) .............. 290,398,512
MUNICIPAL BONDS — 4.8%
Alabama — 0.2%
2,675,000
Alabama Economic Settlement Authority,
Economic Imports, Taxable BP -
Settlement Revenue, Series B, 4.263%,
9/15/32(c) ..................... 2,546,841
California — 0.7%
2,675,000
Municipal Improvement Corp. of Los
Angeles, Advance Refunding Revenue
Bonds, Series A, 1.448%, 11/1/27 ..... 2,309,167

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
California — (continued)
$ 2,230,000
Municipal Improvement Corp. of Los
Angeles, Advance Refunding Revenue
Bonds, Series A, 1.648%, 11/1/28 ..... $ 1,887,026
2,370,000
San Diego County Water Authority, Taxable
Green Bonds, Advance Refunding
Revenue Bonds, Series A, 1.531%,
5/1/30 ........................ 1,942,381
1,145,000
State of California, Build America Bonds,
School Improvements G.O., 7.625%,
3/1/40(c) ...................... 1,439,242
7,577,816
Connecticut — 0.3%
2,760,000
State of Connecticut, Miscellaneous
Purposes Revenue, Taxable Revenue
G.O., Series A, 4.607%, 5/15/29 ...... 2,758,316
Florida — 0.3%
1,905,000
Central Florida Tourism Oversight District,
Advance Refunding, Taxable Revenue
Bonds, G.O., Series A, 2.147%, 6/1/29 . 1,623,974
1,810,000
Central Florida Tourism Oversight District,
Advance Refunding, Taxable Revenue
Bonds, G.O., Series A, 2.197%, 6/1/30 . 1,510,445
3,134,419
Illinois — 0.9%
7,155,000
Sales Tax Securitization Corp., Second
Lien, Current Refunding, Taxable
Revenue Bonds, Series B, 3.057%,
1/1/34 ........................ 6,002,258
1,605,000
State of Illinois Sales Tax Revenue,
Public Improvements, Taxable Building
Revenue, 3.481%, 6/15/26 .......... 1,520,304
2,790,000
State of Illinois Sales Tax Revenue, Public
Improvements, Taxable Revenue, Series
B, 2.620%, 6/15/26 ............... 2,571,097
10,093,659
New York — 1.2%
4,630,000
Metropolitan Transportation Authority,
Taxable Green Bonds, Green Purpose
Revenue Bonds, Series C2, 5.175%,
11/15/49 ....................... 4,217,097
2,695,000
New York City Transitional Finance
Authority Future Tax Secured Revenue,
Public Improvements, Taxable Revenue,
Callable 2/1/27 @ 100, 3.330%, 2/1/28 . 2,535,321
7,130,000
New York City Transitional Finance
Authority Future Tax Secured Revenue
Bonds, Public Improvements, Taxable
Revenue, Sub Series B3, Callable
11/1/29 @ 100, 3.000%, 11/1/33 ..... 6,016,223
12,768,641
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — 0.2%
$ 2,317,000
Duke University, 3.299%, 10/1/46 ...... $ 1,805,358
Pennsylvania — 0.5%
2,320,000
City of Pittsburgh, PA, Refunding, Taxable
Revenue Bonds, G.O., Series B, 1.189%,
9/1/26 ........................ 2,066,169
3,898,000
Lehigh University, 3.479%, 11/15/46 .... 2,975,738
5,041,907
Texas — 0.5%
1,580,000
Dallas Area Rapid Transit, Advance
Refunding, Taxable Revenue Bonds,
Series C, Callable 12/1/29 @ 100,
1.846%, 12/1/30 ................. 1,303,437
4,605,000
Tarrant Regional Water District, Advance
Refunding Revenue Bonds, Series S,
1.450%, 9/1/29 .................. 3,821,459
5,124,896
Total Municipal Bonds
(Cost $59,840,730) ............... 50,851,853
U.S. GOVERNMENT AGENCIES — 0.8%
Federal Farm Credit Banks Funding Corp.
—
0.8%
4,769,000
4.125%, 12/15/32 .................. 4,673,579
5,325,000
2.400%, 3/24/36 ................... 4,135,160
8,808,739
Total U.S. Government Agencies
(Cost $8,980,956) ................ 8,808,739
U.S. TREASURY BONDS — 6.7%
53,251,200
2.500%, 2/15/45 ................. 41,146,952
52,257,500
1.375%, 8/15/50 ................. 30,303,226
Total U.S. Treasury Bonds
(Cost $76,920,859) ............... 71,450,178
U.S. TREASURY NOTES — 8.9%
21,316,200
2.625%, 2/15/29 ................. 19,743,298
73,250,500
4.125%, 11/15/32(g) .............. 74,807,073
Total U.S. Treasury Notes
(Cost $94,879,225) ............... 94,550,371

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 1.9%
19,828,001
Federated Treasury Obligations Fund,
Institutional Shares, 4.95%(h) .......
$ 19,828,001
Total Money Market Fund
(Cost $19,828,001) ............... 19,828,001
Total Investments — 100.9%
(Cost $1,165,601,224) .......................... 1,071,291,791
Net Other Assets (Liabilities) — (0.9)% .............. (9,683,679)
NET ASSETS — 100.0% .......................
$ 1,061,608,112
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2023. The maturity date reflected is the final maturity date.
(c) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2023. The maturity date reflected is the final maturity date.
(e) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f) Security is perpetual in nature and has no stated maturity date.
(g) Represents securities purchased on a when-issued basis. At June 30,
2023, total cost of investments purchased on a when-issued basis was
$14,652,026.
(h) Represents the current yield as of report date.
GMTN Global Medium Term Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund
June 30, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Total Return Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
June 30, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Total Return Bond Fund ............... $ 19,828,001(a) $ 1,051,463,790(b) $ — $ 1,071,291,791
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
June 30, 2023 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.